LEASES - Supplemental cash flow information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
Cash paid for the rentals included in the lease liabilities	¥ 436	¥ 507
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 520	¥ 455